Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced ²			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn ³			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Normandy Mortgage Loan Trust, Series 2013-4

CIK # Not Applicable
		HUD	999	$149,643,502.33	100.00%	1	$90,822.95	0.06%	1	$118,310.98	0.08%	0	$0.00	0.00%	1	$90,822.95	0.06%	1	$108,933.73	0.07%	0	$0.00	0.00%
Total			999	$149,643,502.33	100.00%	1	$90,822.95	0.06%	1	$118,310.98	0.08%	0	$0.00	0.00%	1	$90,822.95	0.06%	1	$108,933.73	0.07%	0	$0.00	0.00%

¹	As disclosed herein one (1) asset was Subject of Demand and was in Dispute (outside cure period) during the 3-month period ending 6/30/2015.
²	As disclosed in Q12015 filing one (1) asset was subject of Demand and was Pending Repurchase or Replacement (within cure period). The asset was Repurchased during the 3-month period ending 6/30/2015.
³	As disclosed in Q12015 filing one (1) asset was reported in Dispute. The asset was Withdrawn during the 3-month period ending 6/30/2015 as the seller and purchaser resolved the outstanding issues.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.